Summary of Significant Accounting Policies - Schedule of Fair Value of Derivative Liability (Details)	Jun. 30, 2025
CB@2025/07/17 [Member]
Schedule of Fair Value of Derivative Liability [Line Items]
Expected term (in years)	2 years
Volatility	55.18%
Risk free interest rate	3.99%
Dividend yield	0.00%
CB@2025/09/30 [Member]
Schedule of Fair Value of Derivative Liability [Line Items]
Expected term (in years)	1 year 9 months 18 days
Volatility	52.67%
Risk free interest rate	3.69%
Dividend yield	0.00%
CB@2025/10/06 [Member]
Schedule of Fair Value of Derivative Liability [Line Items]
Expected term (in years)	1 year 9 months 10 days
Volatility	52.97%
Risk free interest rate	3.69%
Dividend yield	0.00%